Gain or loss on valuation of derivatives (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	₩ 721,658	₩ (212,987)	₩ 82,305
Trading purpose | Foreign currency related
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	153,569	15,002	182,193
Trading purpose | Foreign currency related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	153,569	14,991	182,330
Trading purpose | Foreign currency related | Over the counter | Forward contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	174,340	41,188	85,498
Trading purpose | Foreign currency related | Over the counter | Swap contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(24,827)	(34,444)	91,410
Trading purpose | Foreign currency related | Over the counter | Option contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	4,056	8,247	5,422
Trading purpose | Foreign currency related | Exchange traded | Futures contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	0	11	(137)
Trading purpose | Interest rates related
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(76,279)	82,704	(10,442)
Trading purpose | Interest rates related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(77,287)	85,216	(17,392)
Trading purpose | Interest rates related | Over the counter | Swap contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(75,349)	86,675	(17,805)
Trading purpose | Interest rates related | Over the counter | Option contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(1,938)	(1,459)	413
Trading purpose | Interest rates related | Exchange traded | Futures contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	1,008	(2,512)	6,950
Trading purpose | Credit related | Over the counter | Swap contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	213,754	(18,396)	46,593
Trading purpose | Equity related
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	102,375	(296,135)	131,734
Trading purpose | Equity related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	45,929	(267,131)	110,152
Trading purpose | Equity related | Over the counter | Option contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(841)	4,326	36,662
Trading purpose | Equity related | Over the counter | Swap and forward contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	46,770	(271,457)	73,490
Trading purpose | Equity related | Exchange traded
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	56,446	(29,004)	21,582
Trading purpose | Equity related | Exchange traded | Futures contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(2,275)	15,159	(733)
Trading purpose | Equity related | Exchange traded | Option contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	58,721	(44,163)	22,315
Trading purpose | Commodity related
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(4,539)	(75,054)	19,147
Trading purpose | Commodity related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	3,220	(79,263)	13,425
Trading purpose | Commodity related | Over the counter | Option contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	29	33	(10)
Trading purpose | Commodity related | Over the counter | Swap and forward contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	3,191	(79,296)	13,435
Trading purpose | Commodity related | Exchange traded | Futures contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(7,759)	4,209	5,722
Hedging purpose
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	₩ 332,778	₩ 78,892	₩ (286,920)